Transactions with Affiliates and Container Investors (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Accounts receivable, net - managed fleet	$7,571	$7,639
Prepaid expenses and other current assets - managed fleet	105	42
Accounts payable and accrued expenses - managed fleet	(406)	(375)
	7,270	7,306
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	11,827	10,679
Due to container investors, net	$19,097	$17,985